SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company's stock option activity and related information for the year ended December 31, 2018:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	2,876,642	$4.68	3.7	$7,703
Changes during the year:
Granted	271,900	$8.40
Exercised	(1,243,631)	$4.44
Forfeited	(52,250)	$5.12

Options outstanding at end of year	1,852,661	$5.38	3.9	$8,354

Options exercisable at end of year	1,078,570	$4.84	2.9	$5,437

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following is a summary of the Company's RSU activity and related information for the year ended December 31, 2018:

	Number of shares	Weighted average grant date fair value

RSUs outstanding at beginning of year	575,397	$5.90
Changes during the year:
Granted	572,558	$8.38
Vested	(200,359)	$5.55
Forfeited	(17,000)	$7.47

RSUs outstanding at end of year	930,596	$7.47

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following is a summary of warrants issued to non-employees for the year ended December 31, 2018:

	Number of shares	Weighted average exercise price

Warrants outstanding at beginning and end of year	5,000	$5.00

Warrants exercisable at end of year	5,000	$5.00

Schedule Of Share Based Compensation Stock Options Outstanding [Table Text Block]
The options for employees and warrants for non-employees outstanding as of December 31, 2018, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Number of options outstanding as of December 31, 2018	Weighted average remaining contractual life	Weighted average exercise price	Number of options exercisable as of December 31, 2018	Weighted average exercise price of exercisable options
		(Years)

$1.67-3.97	418,417	2.75	$3.43	278,042	$3.26
$4.03-5.80	782,354	3.50	$4.71	545,723	$4.76
$6.25-7.75	512,990	4.50	$6.89	256,695	$6.68
$8.17-10.59	143,900	6.70	$9.32	3,110	$8.92

	1,857,661	3.86	$5.38	1,083,570	$4.84